Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Voyage Expenses [Abstract]
Brokerage commissions	$ 1,749,509	$ 359,254
Brokerage commissions- related party	1,557,300	364,540
Port & other expenses	4,534,279	461,219
Bunkers consumption	14,811,888	866,090
Gain on bunkers	(2,598,568)	(1,109,510)
Total Voyage expenses	20,054,408	941,593
Vessel Operating Expenses [Abstract]
Crew & crew related costs	17,067,166	6,236,241
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	8,273,282	2,650,534
Lubricants	1,657,165	881,925
Insurances	2,528,966	850,984
Tonnage taxes	541,491	187,345
Other	1,654,134	459,866
Total Vessel operating expenses	$ 31,722,204	$ 11,266,895